SIGNIFICANT ACCOUNTING POLICIES 2 (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Lease Cost [Abstract]
Fixed	¥ 206,874	$ 31,705
Short-term	5,087	780
Total	¥ 211,961	$ 32,485